Equity Investments - Investment in private equity fund - (Details) - Private Equity Funds - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Feb. 28, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Equity method investments authorized						¥ 30.0
Aggregate purchase consideration				¥ 9.0	¥ 9.0	¥ 12.0
Equity method Investment amounts	¥ 34.7	¥ 34.1
Recognized gain (loss) of fair value	¥ 0.6	¥ (0.4)	¥ 2.7